                                                             [THE HARTFORD LOGO]

                       ANNUAL PRODUCT INFORMATION NOTICE
                               DATED MAY 1, 2013
                                      FOR
               PUTNAM HARTFORD INHERITANCE MANAGER VARIABLE LIFE
                      PUTNAM CAPITAL MANAGER VARIABLE LIFE

We no longer file a fully updated prospectus and statement of additional information ("SAI) in a Registration Statement with the Securities and Exchange Commission for the above products. This Notice updates certain information in the prospectus and statement of additional information dated May 1, 2007 for the variable life insurance products listed above. Please keep this Notice for future reference. The Prudential Insurance Company of America provides administration for the above-referenced variable life insurance products.

IMPORTANT FINANCIAL INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

We have included herein the financial statements for the Company and the Separate Account for the year ended December 31, 2012. The Company's ability to honor all guarantees under the Policy (including any Death Benefit guarantee provided by the Policy or any rider and the Fixed Account obligations) is subject to our claims-paying capabilities and/or financial strength. The financial statements of the Company should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

You should review the Company's financial statements and the Separate Account's financial statements that are included with this Notice. In addition, the Company's most recent financial statement information is available at www.hartfordinvestor.com or requests for copies can also be directed to The Hartford, P.O. Box 2999, Hartford, Connecticut 06104-2999.

1. FUND DATA

The following amends "The Funds" section of the General Contract Information portion of your prospectus:

      MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES (expressed as a percentage of average daily net assets for the year ended
                               December 31, 2012)

                                                 MINIMUM            MAXIMUM
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES               0.46%              1.29%
(expenses that are deducted from
Underlying Fund assets,
including management fees, distribution
and/or service fees (12b-1) fees, and
other expenses.

FUNDING OPTION                                   INVESTMENT OBJECTIVE SUMMARY              INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
 Putnam VT American Government Income      High current income with preservation of   Putnam Investment Management, LLC
  Fund -- Class IA                         capital as its secondary objective
 Putnam VT Diversified Income Fund --      As high a level of current income as       Putnam Investment Management, LLC
  Class IA                                 Putnam Management believes is consistent
                                           with preservation of capital
 Putnam VT Equity Income Fund -- Class IA  Capital growth and current income          Putnam Investment Management, LLC
 Putnam VT George Putnam Balanced Fund --  A balanced investment composed of a well   Putnam Investment Management, LLC
  Class IA                                 diversified portfolio of stocks and bonds
                                           which produce both capital growth and
                                           current income
 Putnam VT Global Asset Allocation Fund    Long-term return consistent with           Putnam Investment Management, LLC
  -- Class IA                              preservation of capital                    Sub-advised by Putnam Advisory Company,
                                                                                      LLC
 Putnam VT Global Equity Fund -- Class IA  Capital appreciation                       Putnam Investment Management, LLC
                                                                                      Sub-advised by Putnam Advisory Company,
                                                                                      LLC
 Putnam VT Global Health Care Fund --      Capital appreciation                       Putnam Investment Management, LLC
  Class IA+                                                                           Sub-advised by Putnam Advisory Company,
                                                                                      LLC
 Putnam VT Global Utilities Fund -- Class  Capital growth and current income          Putnam Investment Management, LLC
  IA+                                                                                 Sub-advised by Putnam Advisory Company,
                                                                                      LLC
 Putnam VT Growth and Income Fund --       Capital growth and current income          Putnam Investment Management, LLC
  Class IA
 Putnam VT Growth Opportunities Fund --    Capital appreciation                       Putnam Investment Management, LLC
  Class IA
 Putnam VT High Yield Fund -- Class IA     High current income. Capital growth is a   Putnam Investment Management, LLC
                                           secondary goal when consistent with
                                           achieving high current income
 Putnam VT Income Fund -- Class IA         High current income consistent with what   Putnam Investment Management, LLC
                                           Putnam Management believes to be prudent
                                           risk
 Putnam VT International Equity Fund --    Capital appreciation                       Putnam Investment Management, LLC
  Class IA                                                                            Sub-advised by Putnam Advisory Company,
                                                                                      LLC
 Putnam VT International Growth Fund --    Long-term capital appreciation             Putnam Investment Management, LLC
  Class IA                                                                            Sub-advised by Putnam Advisory Company,
                                                                                      LLC
 Putnam VT International Value Fund --     Capital growth. Current income is a        Putnam Investment Management, LLC
  Class IA                                 secondary objective                        Sub-advised by Putnam Advisory Company,
                                                                                      LLC
 Putnam VT Investors Fund -- Class IA      Long-term growth of capital and any        Putnam Investment Management, LLC
                                           increased income that results from this
                                           growth
 Putnam VT Money Market Fund -- Class IA*  As high a rate of current income as        Putnam Investment Management, LLC
                                           Putnam Management believes is consistent
                                           with preservation of capital and
                                           maintenance of liquidity
 Putnam VT Multi-Cap Growth Fund -- Class  Long-term capital appreciation             Putnam Investment Management, LLC
  IA

FUNDING OPTION                                   INVESTMENT OBJECTIVE SUMMARY              INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------------------
 Putnam VT Research Fund -- Class IA       Capital appreciation                       Putnam Investment Management, LLC
                                                                                      Sub-advised by Putnam Advisory Company,
                                                                                      LLC
 Putnam VT Small Cap Value Fund -- Class   Capital appreciation                       Putnam Investment Management, LLC
  IA
 Putnam VT Voyager Fund -- Class IA        Capital appreciation                       Putnam Investment Management, LLC

+    Closed to new and subsequent Premium
     Payments and transfers of Contract
     Value.

* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.

2. FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES

The following updates the "Fees We Receive from Funds and Related Parties" under the ABOUT US section of the prospectus:

For the fiscal year ended December 31, 2012, revenue sharing (administrative service payments and/or Rule 12b-1 fees received from Fund complexes (or affiliated entities)), did not exceed: $10.7 million (excluding indirect benefits received by offering HLS Funds as investment options).

3. POLICY LIMITATIONS

The following applies to the "Policy Limitations" under the YOUR POLICY section of the prospectus:

There are some restrictions on your ability to make sub-account transfers. These include: a) one sub-account transfer request each day; b) a total of 20 sub-account transfers each Calendar Year (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet, telephone, same day mail or courier service; and
c) policies designed by the Underlying Funds to restrict excessive sub-account transfers. Please refer to the May 3, 2010 version of the prospectus for more information or contact Us.

4. ADDITIONAL PAYMENTS

The following updates the "Additional Payment" section under HOW POLICIES ARE SOLD in the prospectus:

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of additional payments to, among other things encourage the sale of this Policy. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

For the year ended December 31, 2012, Hartford and its affiliates paid approximately $3,700,000 in Additional Payments to Financial Intermediaries in conjunction with the promotion and support of individual life policies.

In addition, for the year ended December 31, 2012, Hartford, HESCO and their affiliates, Hartford Life and Annuity Insurance Company, paid $5,400,000 in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly owned subsidiary of Hartford).

5. LEGAL PROCEEDINGS

The following updates the "Legal Proceedings" section of the prospectus:

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

ADDITIONAL INFORMATION AND CONTACTING THE HARTFORD

In addition to this Annual Product Information Notice, each year you receive the financial statements of the issuing company and the separate account. You will receive the underlying fund prospectuses with the confirmation statement of any fund transaction that you make throughout the year. You can also obtain fund prospectuses: 1) from our website at www.hartfordinvestor.com; 2) by calling your registered representative; or 3) by calling Hartford at 1-800-231-5453. You will receive each underlying fund's annual and semi-annual reports that you are invested in as well as quarterly and annual policy statements. For performance and other policy information, visit our website at www.hartfordinvestor.com or call our customer service representatives at 1-800-231-5453. Our mailing address is The Prudential Insurance Company of America, as Administrator for The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.